Provisions - Summary of Changes in Reorganisation Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provisions [Abstract]
Opening balance	€ 1,482	€ 670
Additions	53	1,202
Unused amounts reversed	(58)	(13)
Utilised	(369)	(365)
Exchange rate differences	(1)	(5)
Other changes	(10)	(7)
Closing balance	€ 1,097	€ 1,482